Nature of expenses (Tables)	12 Months Ended
Dec. 31, 2021
Nature of expenses
Schedule of nature of expenses

	2021	2020
	$	$

Production and manufacturing costs	2,738	3,063
Salaries and benefits	12,835	9,917
Consulting fees	4,076	3,395
Research and development expenses	3,433	2,318
Sales and marketing expenses	1,142	574
Amortization and depreciation	1,879	1,538
Share-based compensation	7,205	3,018
Rent	250	231
Software/hardware	619	424
Insurance	1,397	1,278
Other expenses	1,590	411
	37,164	26,167